Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets, net consisted of the following:

	December 31, 2023	December 31, 2022

Software	$1,192,788	$1,219,705
Less: accumulated amortization	(558,133)	(364,593)
Intangible assets, net	$634,655	$855,112

Amortization expense was $204,070, $253,748 and $80,626 for the years ended December 31, 2023, 2022 and 2021, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2024	167,883
2025	73,581
2026	72,713
2027	72,634
2028	72,634
Thereafter	175,210
Total	$634,655